Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands		3 Months Ended				6 Months Ended				12 Months Ended
		Jun. 30, 2019		Jun. 30, 2018		Jun. 30, 2019		Jun. 30, 2018		Dec. 31, 2018		Dec. 31, 2017
Cost of goods sold		$ (172)		$ (220)		$ (268)		$ (367)		$ (1,009)		$ (701)
Gross profit		240		638		414		1,193		2,398		2,014
Operating expenses:
Selling, general and administrative expenses		2,653		2,641		5,203		5,007		9,819		9,684
Research and development expenses		1,714		4,089		5,011		9,781		19,650		10,495
Total operating expenses		4,367		6,730		10,214		14,788		29,469		20,179
Operating loss		(4,127)		(6,092)		(9,800)		(13,595)		(27,071)		(18,165)
Change in fair value of the warrant liability, net		10		2,513		17		17,209		19,706		15,103
Gain on warrant extinguishment										0		9,613
Loss on debt extinguishment										(1,123)		(29,924)
Loss on issuance of financial instrument		(6)		(2,826)		(6)		(2,826)		(2,826)		0
Interest expense		(1,837)		(248)		(4,064)		(251)		(7,959)		(21,703)
Other income (expense)		1		(5)				(10)		51		(41)
Net (loss) income		(5,959)		(6,658)		(13,853)		527		(19,222)		(45,117)
Other comprehensive (loss) income:
Foreign currency translation adjustments		(23)		(36)		(74)		(78)		8		83
Other comprehensive (loss) income		$ (5,982)		$ (6,694)		$ (13,927)		$ 449		$ (19,214)		$ (45,034)
Common share data:
Basic (loss) income per common share		$ (0.08)	[1]	$ (7.26)	[1]	$ (0.19)	[1]	$ 0.67	[1]	$ (0.72)		$ (3,250)
Diluted loss per common share		$ (0.08)	[1]	$ (7.26)	[1]	$ (0.19)	[1]	$ (0.12)	[1]	$ (0.72)		$ (3,250)
Weighted average number of basic shares outstanding		71,303,364	[1]	916,706	[1]	72,069,390	[1]	788,512	[1]	26,705,375		14,039
Weighted average number of diluted shares outstanding		71,303,364	[1]	916,706	[1]	72,069,390	[1]	799,430	[1]	26,705,375		14,039
Basic and diluted loss per share	[2]									$ (0.72)		$ (3,250)
Weighted average number of basic and diluted shares outstanding		71,303,364				72,069,390				26,705,375	[2]	14,039	[2]
Product Revenue [Member]
Revenue		$ 221		$ 858		$ 311		$ 1,560		$ 3,378		$ 2,715
Other Revenue [Member]
Revenue		$ 191				$ 371				$ 29

[1]	reflects a one-for-five hundred (1:500) reverse stock split effected on May 2, 2018.
[2]	reflects a one-for-three hundred and fifty (1:350) reverse stock split effected on November 6, 2017 and a one-for-five hundred (1:500) reverse stock split effected on May 2, 2018.